Net Income (Loss) per Share (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Potentially diluted securities		16,154,795
Stock option exercise price		$ 0.80
Warrant exercise price		$ 0.78
Vested stock option dilutive	1,651,884
Average exercise price of the stock options and warrants	$ 0.78